Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	$ 26,176,052	$ 28,546,090
Less: accumulated depreciation	(18,383,217)	(19,518,475)
Property, plant and equipment, net	7,792,835	9,027,615
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	7,185,353	7,159,632
Leasehold improvements [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	3,253,163	3,277,579
Plant and machinery [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	13,533,299	15,780,713
Motor vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	390,841	528,093
Office equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Property and equipment, gross	$ 1,813,396	$ 1,800,073